Additional disclosures - Parent company condensed cash flow statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
1. Cash flows from operating activities
Profit or loss for the year	€ 12,183	€ 10,764	€ 9,653
Adjustments to profit	26,948	23,970	21,363
Net increase/decrease in operating assets	(74,982)	(108,774)	(27,258)
Net increase/decrease in operating liabilities	46,080	107,244	56,945
Reimbursements/payments of income tax	(5,214)	(5,498)	(4,012)
CASH FLOWS FROM OPERATING ACTIVITIES	5,015	27,706	56,691
2. Cash flows from investing activities
Investments (-)	(15,056)	(11,776)	(11,669)
Divestments (+)	9,690	7,878	7,954
CASH FLOWS FROM INVESTING ACTIVITIES	(5,366)	(3,898)	(3,715)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	825	573	854
Acquisition of own equity instruments	(3,109)	(2,050)	(1,645)
Dividends paid	(2,261)	(1,848)	(1,313)
Issuance/Redemption of equity instruments	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(2,058)	(9,964)	(1,322)
Effect of exchange rate changes on cash and cash equivalents	(322)	(1,460)	5,196
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(2,731)	12,384	56,850
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	223,073	210,689	153,839
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	220,342	223,073	210,689
Parent Company | Reportable Legal Entities
1. Cash flows from operating activities
Profit or loss for the year	9,239	7,921	3,932
Adjustments to profit	(3,746)	3,370	2,052
Net increase/decrease in operating assets	(6,765)	(58,102)	(9,622)
Net increase/decrease in operating liabilities	(6,880)	85,367	24,024
Reimbursements/payments of income tax	(360)	(1,724)	(352)
CASH FLOWS FROM OPERATING ACTIVITIES	(8,512)	36,832	20,034
2. Cash flows from investing activities
Investments (-)	(5,458)	(4,257)	(2,266)
Divestments (+)	10,880	10,852	6,349
CASH FLOWS FROM INVESTING ACTIVITIES	5,422	6,595	4,083
3. Cash flows from financing activities
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	649	369	605
Acquisition of own equity instruments	(2,974)	(1,847)	(1,446)
Issuance of debt securities	5,636	0	4,440
Redemption of debt securities	(1,813)	(1,678)	(2,248)
Dividends paid	(2,261)	(1,848)	(1,313)
Other collections/payments related to financing activities	(166)	(180)	(315)
CASH FLOWS FROM FINANCING ACTIVITIES	(929)	(5,184)	(277)
Effect of exchange rate changes on cash and cash equivalents	(1,044)	104	335
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(5,063)	38,347	24,175
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	130,083	91,736	67,561
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 125,020	€ 130,083	€ 91,736